INVENTORIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 773,000	$ 788,000	$ 652,000
Finished products	1,688,000	1,807,000	594,000
Total inventories	$ 2,461,000	$ 2,595,000	$ 1,246,000